OTHER INCOME	12 Months Ended
Jul. 31, 2024
OTHER INCOME

8. OTHER INCOME

(a)	Sale of geological data

During the year ended July 31, 2022, the Company sold an arm’s length party all of its geological, technical, and other data collected and compiled regarding mineral properties that it owned in prior years for an amount of $150,000.

(b)	BCMETC

During the year ended July 31, 2024, the Company received $33,753 of BCMETC refund for its fiscal year ended July 31, 2022.

During the year ended July 31, 2023, the Company received $20,735 of BCMETC refund for its fiscal year ended July 31, 2021.